Cash and Cash Equivalents (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Restricted Cash Vessel Deposits Portion	$ 10,075	$ 29,491
Restricted Cash Debt Service Portion	$ 11,088	$ 2,723